EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 4, 2015 (Accession No. 0001193125-15-168983), to the Prospectus and Statement of Additional Information dated October 1, 2014, for the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and Deutsche X-trackers MSCI All China Equity ETF, each a series of DBX ETF Trust.